Stock Compensation - Summary of Options by Exercise Price Range (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	331,251	351,251	419,751	339,701
Weighted average remaining contractual term, Options outstanding	2 years 9 months 18 days	3 years 10 months 28 days	4 years 3 months 11 days	3 years 11 months 16 days
Weighted average exercise price per option, Outstanding	$ 12.33	$ 12.14	$ 14.96	$ 17.66
Number of options, Exercisable	330,001	343,751	369,752
Weighted average exercise price per option, Exercisable	$ 12.36	$ 12.22	$ 13.41
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	83,000
Range of exercise price per option, Outstanding	$ 4.75
Weighted average remaining contractual term, Options outstanding	7 years 3 months 22 days
Weighted average exercise price per option, Outstanding	$ 4.75
Number of options, Exercisable	81,750
Weighted average exercise price per option, Exercisable	$ 4.75
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of options, Outstanding	248,251
Range of exercise price per option, Outstanding, Minimum	$ 13.20
Range of exercise price per option, Outstanding, Maximum	$ 15.60
Weighted average remaining contractual term, Options outstanding	1 year 3 months 15 days
Weighted average exercise price per option, Outstanding	$ 14.87
Number of options, Exercisable	248,251
Weighted average exercise price per option, Exercisable	$ 14.87